UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22353

Grosvenor Registered Multi-Strategy Fund

(TI 2), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

ITEM 1 – REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached hereto.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2013

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2013

  The TI 2 Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The TI 2 Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521, and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

  The TI 2 Fund has adopted Proxy Voting Policies and Procedures under which the TI 2 Fund votes proxies relating to securities held by the TI 2 Fund. In addition, the TI 2 Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the TI 2 Fund’s Proxy Voting Policies and Procedures and the TI 2 Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2013

ASSETS

Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC, at fair value	$123,632,916
Cash and cash equivalents	704,425
Redemption receivable from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	10,300,295
Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC paid in advance	1,500,000
Due from Adviser (See Note 2b)	42,961

Total assets	136,180,597

LIABILITIES

Repurchase of Members’ Shares payable	10,336,245
Members’ subscriptions received in advance	1,747,750
Management fee payable	111,008
Servicing fees payable	55,504
Professional fees payable	39,973
Administration fee payable	10,719
Other liabilities	26,609

Total liabilities	12,327,808

NET ASSETS	$123,852,789

MEMBERS’ CAPITAL

Represented by:
Capital contributions (net)	$115,882,822
Accumulated net investment loss	(3,687,034)
Accumulated net realized gains	19,989,949
Accumulated net unrealized depreciation on investments	(8,332,948)

MEMBERS’ CAPITAL	$123,852,789

Net asset value per Share (Shares outstanding of 117,297.22)	$1,055.89

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund,

LLC are an integral part of these financial statements.

1

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2013

NET INVESTMENT LOSS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Expenses	$(896,365)

Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(896,365)

FUND EXPENSES
Management fee	328,951
Servicing fees	164,475
Registration fees	77,172
Professional fees	35,218
Administrator allocable expenses	15,128
Administration fee	12,969
Expense limitation recapture	14,837
Other expenses	9,465

Total Fund expenses	658,215

Net investment loss	(1,554,580)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Net realized gain from investments	2,566,450
Current income tax expense	(99,691)

Net realized gain, net of taxes	2,466,759

Net change in accumulated unrealized appreciation on investments	2,393,964
Deferred income tax expense	(227,979)

Net change in unrealized appreciation, net of taxes	2,165,985

Net realized and unrealized gain on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	4,632,744

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$3,078,164

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund,

LLC are an integral part of these financial statements.

2

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2012	$21,744,282

Members’ subscriptions	104,931,219

Members’ interests repurchased	(3,411,654)

Net increase in Members’ Capital resulting from capital transactions	101,519,565

Net investment loss	(1,287,451)

Net realized gain from investments	17,074,851

Net change in accumulated unrealized depreciation on investments	(11,102,974)

Net increase in Members’ Capital resulting from operations	4,684,426

Members’ Capital, March 31, 2013	127,948,273

Members’ subscriptions	3,845,650

Members’ Shares repurchased	(11,019,298)

Net decrease in Members’ Capital resulting from capital transactions	(7,173,648)

Net investment loss	(1,554,580)

Net realized gain, net of taxes	2,466,759

Net change in unrealized appreciation, net of taxes	2,165,985

Net increase in Members’ Capital resulting from operations	3,078,164

Members’ Capital, September 30, 2013 (unaudited)	$123,852,789

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund,

LLC are an integral part of these financial statements.

3

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members’ Capital resulting from operations	$3,078,164
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments in Investment Funds allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(2,165,985)
Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	896,365
Net realized gain allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(2,466,759)
Purchases of investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	(4,402,213)
Proceeds from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	2,825,282
(Increase)/Decrease in operating assets:
Due from Adviser	(42,961)
Increase/(Decrease) in operating liabilities:
Management fee payable	3,893
Servicing fees payable	1,946
Professional fees payable	(21,770)
Administration fee payable	9,219
Due to Adviser	(7,224)
Other liabilities	16,088

Net Cash Used in Operating Activities	(2,275,955)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	4,874,963
Payments for Members’ Shares repurchased	(2,839,562)

Net Cash Provided by Financing Activities	2,035,401

Net decrease in cash and cash equivalents	(240,554)

Cash and cash equivalents at beginning of period	944,979

Cash and cash equivalents at end of period	$704,425

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund,

LLC are an integral part of these financial statements.

4

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

		Period Ended September 30, 2013* (unaudited)	Year Ended March 31, 2013	Year Ended March 31, 2012	July 1, 2010 (commencement of operations) through Period Ended March 31, 2011**

Per Share operating performance:

Net asset value per Share, beginning of period		1,041.05	-	-	-

Income/(loss) from investment operations:

Net investment income/(loss) ***		(2.14)	-	-	-
Net realized and unrealized gain/(loss) from investment operations		16.98	-	-	-

Net asset value per Share, end of period		1,055.89	-	-	-

Ratios to average Members’ Capital: (a)

Net investment income (loss) - net of expense reimbursement (b)		(2.40%) (c)	(2.43%)	(2.34%)	(2.33%)

Expenses - gross of expense reimbursement (d)		2.38%	2.42%	2.77%	6.79%

Expenses - net of expense limitation reimbursement (d)		2.40%	2.43%	2.34%	2.34%

Total return (e)		2.38%	5.56%	(1.58%)	7.61%

Members’ Capital, end of period ($000)	$	123,853	$127,948	$21,744	$9,877

*

The ratios for this period have been annualized. The ratios to average Members’ Capital are for the period April 1, 2013 through September 30, 2013. The net asset value per Share amounts are for the period September 1, 2013 (the first subscription date after the TI 2 Fund registered its Shares under the Securities Act) through September 30, 2013.

**

The ratios for this period have been annualized. All non-recurring expenses, including organizational expenses included in the ratios for the period July 1, 2010 through March 31, 2011 have not been annualized

***	Based on beginning Shares outstanding for the period.

(a)	Average Members’ Capital is determined by using the net assets at the end of each month during the period.

(b)	The ratio reflects the income and expenses including the TI 2 Fund’s proportionate share of income and expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(c)	Expenses include TI 2 Fund’s proportional share of interest and facility fees related to Grosvenor Registered Multi-Strategy Master Fund, LLC’s line of credit.

(d)	The ratio reflects the expenses including the TI 2 Fund’s proportionate share of the expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(e)

Total return is not annualized. Total return assumes a purchase of Shares of the TI 2 Fund on the first day and the sale of Shares on the last day of the period and is calculated by using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member purchases and repurchases and management fee terms (see Note 4 “Management Fee”).

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund,

LLC are an integral part of these financial statements.

5

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (unaudited)

September 30, 2013

1. Organization

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The TI 2 Fund commenced operations on July 1, 2010 and has many of the features of a private investment fund, however, the TI 2 Fund (i) has registered under the 1940 Act to be able to offer shares of limited liability company interests (“Shares”) without limiting the number of investors that can participate in its investment program; and (ii), effective August 16, 2013, has registered the Shares under the Securities Act of 1933, as amended (the “Securities Act”) for public offer. Each prospective investor is required to certify that the Shares purchased are being acquired directly or indirectly for the account of an “accredited investor” as defined in Regulation D under the Securities Act or an investor whose purchase is directed by a registered investment adviser acting in a fiduciary capacity.

Effective January 1, 2013, the TI 2 Fund has made the election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”) as opposed to a partnership issuing a Schedule K-1. Following board consideration and authorization, the investors in Grosvenor Registered Multi-Strategy Fund (TE), LLC (the “TE Fund”), an affiliated investment fund, became investors in the TI 2 Fund through certain in-kind transactions between the TI 2 Fund, the TE Fund and the Grosvenor Multi-Strategy Offshore Fund, Ltd. (the “Offshore Fund”). For tax and regulatory reasons related to such an election, the Master Fund has transitioned its investments previously held in underlying Investment Funds organized as domestic limited partnership vehicles, excluding those transferred to the GRF Domestic Sub-Fund, LLC, to entities organized as offshore corporations or similar vehicles.

The TI 2 Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the TI 2 Fund invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”), a Delaware limited liability company, which, like the TI 2 Fund, is registered under the 1940 Act. The Master Fund has the same investment objectives and substantially the same investment policies as those of the TI 2 Fund. This form of investment structure is commonly known as a “master/feeder fund” arrangement. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices, but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 25 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the TI 2 Fund or the Master Fund will be achieved.

6

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2013

1. Organization (continued)

The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are attached to this report and should be read in conjunction with the TI 2 Fund’s financial statements. As of September 30, 2013, the TI 2 Fund’s beneficial ownership of the Master Fund’s Members’ Capital was 23.80%.

Grosvenor Capital Management, L.P., (the “Adviser” or “Grosvenor”) serves as the management services provider of the TI 2 Fund and the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of both the Master Fund and the TI 2 Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser is responsible for providing all portfolio management and investment advisory services for the Master Fund. In addition, the Adviser provides various management and administrative services to the TI 2 Fund pursuant to a management agreement with the TI 2 Fund. Under the management agreement, the Adviser also is responsible for the investment of the cash reserves of the TI 2 Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund, whose members also comprise the TI 2 Fund’s Board of Directors (the “Board”).

The Board has overall responsibility to manage and supervise the operations of the TI 2 Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI 2 Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the TI 2 Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.

Grosvenor Securities LLC (“GSLLC”), an affiliate of the Adviser, serves as the distributor of Shares (the “Distributor”) for the TI 2 Fund. Shares may be purchased through the Distributor or brokers or dealers (“Selling Agents”) that have entered into selling agreements with the Distributor. The TI 2 Fund has also entered into member servicing agreements with MLPF&S and Grosvenor (each, a “Servicing Agent”) to provide (or arrange for the provision of) ongoing Member and account maintenance services. MLPF&S is the Servicing Agent for those Members that purchased their Shares through MLPF&S and Grosvenor is the Servicing Agent for all other Members.

Shares of the TI 2 Fund purchased by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase Shares of the TI 2 Fund in the offering, and other persons who acquire Shares, will become members of the TI 2 Fund (the “Members”). The TI 2 Fund may, from time to time, offer to repurchase Shares from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI 2 Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the TI 2 Fund offer to repurchase Shares from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Shares under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.

7

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2013

1. Organization (continued)

The Bank of New York Mellon provides custodial services for the TI 2 Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the TI 2 Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services.

Prior to August 16, 2013, when TI 2 Fund registered its Shares under the Securities Act, as of the last day of each calendar month, the TI 2 Fund allocated net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any Member subscriptions deemed to be made as of the first day of such period). After the registration of its Shares, TI 2 Fund allocates net profits and losses for that month to all Members based on TI 2 Fund’s NAV per Share and each Member’s respective number of Shares owned.

2. Summary of Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI 2 Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

b. Expenses

The TI 2 Fund bears its own expenses and, indirectly, bears a pro rata portion of the Master Fund’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers and the general operating expenses of the Investment Funds; all costs and expenses directly related to the portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI 2 Fund’s and the Master Fund’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TI 2 Fund’s and the Master Fund’s Boards; all costs with respect to communications regarding the TI 2 Fund’s and the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the TI 2 Fund; and other types of expenses approved by the TI 2 Fund’s or the Master Fund’s Board of Directors. The expenses of the Investment Funds are not included in expenses in the TI 2 Fund’s Statement of Operations or the Financial Highlights, as the effect of these expenses is recognized in realized and unrealized gains and losses allocated from the Master Fund.

The Adviser and the TI 2 Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement” or “ELA”) under which the Adviser will, subject to possible reimbursement by the TI 2 Fund as described below, waive fees or pay or absorb operating expenses of the TI 2 Fund (including the TI 2 Fund’s share of the ordinary operating expenses of the

8

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

b. Expenses (continued)

Master Fund) to the extent necessary to limit the ordinary operating expenses of the TI 2 Fund (including the TI 2 Fund’s share of the ordinary operating expenses of the Master Fund, but excluding (i) all fees, expenses and incentive allocations of the Investment Funds in which the Master Fund invests; and (ii) taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI 2 Fund or the Master Fund) to 2.34% per annum of the TI 2 Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the TI 2 Fund’s expenses, the TI 2 Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TI 2 Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the excess operating expenses were waived, paid or absorbed. The Expense Limitation Agreement will remain in effect until March 31, 2014 and will terminate unless renewed by the Adviser.

The amounts related to the Expense Limitation are as follows:

Components of Due from Adviser:

	Six Months Ended September 30, 2013	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Expenses Incurred in Excess of the Expense Limitation	$-	$-	$76,134	$230,363
Net Reimbursement (from)/to Adviser	50,185	(16,395)	(64,367)	(232,959)

Amount Due (to)/from Adviser at Prior Year End	(7,224)	9,171	(2,596)	-
Amount Due (to)/from Adviser at Year End	$42,961	$(7,224)	$9,171	$(2,596)

9

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

b. Expenses (continued)

Amounts Available for Recoupment by the Adviser:

	Six Months Ended September 30, 2013	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Expenses Incurred in Excess of the Expense Limitation	$ -	$ -	$ 76,134	$ 230,363
Amount recouped by the Adviser	-	-	-	(20,544)
Expiration of amounts available for Recoupment	-	-	-	-
Amount available for Recoupment	$ -	$ -	$ 76,134	$ 209,819

Expiration	N/A	N/A	March 31, 2015	March 31, 2014

Reimbursement of expenses carried forward is dependent on future levels of Members’ Capital and expenses of the TI 2 Fund and the Master Fund.

c. Income Taxes

The U.S. federal income tax basis of the TI 2 Fund’s investment in the Master Fund for federal income tax purposes is based on amounts reported to the TI 2 Fund by the Master Fund on a Schedule K-1. As of September 30, 2013, the Master Fund has not yet received information to determine the current tax cost of the Investment Funds as of September 30, 2013. The TI 2 Fund’s proportionate share of the estimated tax basis of the Master Fund’s investments at September 30, 2013 for U.S. federal tax purposes is $104,680,467, and net unrealized appreciation for U.S. federal income tax purposes was $13,937,610 (gross unrealized appreciation $16,629,607; gross unrealized depreciation $2,691,997).

Prior to January 1, 2013, the TI 2 Fund utilized a tax year end of December 31 and, was taxed as a partnership. Accordingly, no provision for the payment of federal, state or local income taxes was recorded by TI 2 Fund for the period April 1, 2012 through December 31, 2012. For each individual tax year ending prior to January 1, 2013, each member was individually required to report on its own tax return its share of the TI 2 Fund’s taxable income or loss.

Effective January 1, 2013, the TI 2 Fund is treated as an association taxable as a corporation and it intends to change its year end to October 31. It is the TI 2 Fund policy to qualify with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its members. Accordingly, no provision has been made by the TI 2 Fund for income taxes.

10

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

c. Income Taxes (continued)

The TI 2 Fund will make distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. Distributions to Members are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions, and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the TI 2 Fund. There were no distributions made for the six month ended September 30, 2013.

The TI 2 Fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The returns are subject to examination by the relevant taxing authorities until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management has concluded that there are no uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the TI 2 Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d. Other

Cash and cash equivalents consist of amounts maintained in a The Bank of New York Mellon interest-bearing account. Interest income is recorded on the accrual basis. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2013, the TI 2 Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of The Bank of New York Mellon in an attempt to mitigate risk of loss.

The TI 2 Fund records its proportionate share of the Master Fund’s investment income, expenses and realized and unrealized gains and losses as allocated by the Master Fund. In addition, the TI 2 Fund records its own income and expenses on the accrual basis.

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchases notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the year, but based upon fixed amounts as of September 30, 2013, would be reflected as repurchase of Members’ Shares payable at September 30, 2013.

The TI 2 Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end net assets.

11

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2013

3. Portfolio Valuation

The TI 2 Fund records its investment in the Master Fund at fair value, which represents the TI 2 Fund’s proportionate interest in the Master Fund’s Members’ Capital. The performance of the TI 2 Fund is directly affected by the performance of the Master Fund. The valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements attached to this report.

4. Management Fee

Pursuant to a management agreement between the TI 2 Fund and the Adviser, the Adviser is entitled to a management fee (the “Management Fee”), paid monthly in arrears, equal to an annual rate of 0.50% of the Members’ ending monthly capital of the TI 2 Fund before taking into consideration the Management Fee, prior to any repurchases or distribution of capital during the month. The portion of the Management Fee attributable to a Member’s capital account is specially allocated to such Member.

5. Related Party Transactions and Other

The Board is made up of five Board members who are not “interested persons”, as defined by the 1940 Act, (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Consolidated Statement of Operations.

The TI 2 Fund has entered into a member services agreement with each Servicing Agent to provide (or arrange provision of) ongoing Member and account maintenance services. As consideration for these services, the TI 2 Fund pays a monthly servicing fee (the “Servicing Fee”) to each Servicing Agent at an annualized rate of 0.25% of the net assets of the TI 2 Fund that are attributable to the Members serviced by such Servicing Agent, as determined as of the last day of the month prior to any withdrawal or distribution of capital during the month.

In connection with initial and additional investments, Members may be charged a maximum sales load of up to 1.25% (the “Sales Load”) on Shares purchased through Selling Agents. No Sales Load will be charged by the Selling Agents to certain types of members. In addition, no Sales Load will be charged to any member investing directly with the TI 2 Fund through the Distributor.

12

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2013

6. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the net asset value of its interest in each Investment Fund.

Because the TI 2 Fund is a closed-end investment company, Shares are not redeemable at the option of Members and are not exchangeable for Shares of any other fund. Although the Board in its discretion may cause the TI 2 Fund to offer from time to time to repurchase Shares at the Members’ capital account value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the TI 2 Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Shares. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund and the TI 2 Fund may not be able to fund significant repurchases. Members whose Shares are accepted for repurchase also bear the risk that the TI 2 Fund’s members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to provide liquidity to the TI 2 Fund, and the TI 2 Fund may not be able to liquidate quickly some of its investment in the Master Fund in order to meet liquidity requirements or respond to market events.

13

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2013

7. Guarantees

Under the TI 2 Fund’s organizational documents, its Independent Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the TI 2 Fund. In addition, in the normal course of business, the TI 2 Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The TI 2 Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the TI 2 Fund that have not yet occurred. However, based on experience, the TI 2 Fund expects the risk of loss due to these warranties and indemnities to be remote.

8. Share Capital

Shares are offered monthly at the net asset value of the TI 2 Fund, which will vary. For the period August 16, 2013 through September 30, 2013, the following Share transactions occurred:

Beginning Shares	Shares Subscribed	Shares Redeemed	Shares Outstanding	NAV Per Share
-	127,052.32	(9,755.10)	117,297.22	$ 1,055.89

9. Subsequent Events

The TI 2 Fund has evaluated all subsequent events through the date that the audited financial statements were available to be issued and noted the following:

On September 27, 2013, the TI 2 Fund announced a tender offer to repurchase up to $27,000,000 of outstanding Shares from Members. The net asset value of the Shares will be calculated for this purpose on December 31, 2013. The tender offer expired October 25, 2013.

Subsequent to September 30, 2013, the TI 2 Fund received funds from Members for the purchase of Shares in the amount of $2,621,500.

14

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2013

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2013

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521, and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2013

ASSETS

Investments in Investment Funds, at fair value (cost $ 462,390,441)	$491,419,272
Cash and cash equivalents	1,585,644
Redemptions receivable from investments in Investment Funds	29,357,950
Investments in Investment Funds paid in advance	17,900,000
Deferred income tax asset	895,205
Prepaid insurance	167,330
Subscription receivable	25,000
Other assets	14,439

Total assets	541,364,840

LIABILITIES

Repurchase of Members’ interests payable	15,790,303
Members’ subscriptions received in advance	2,500,000
Current income tax payable	418,814
Deferred income tax liability	1,852,970
Advisory fee payable	877,338
Professional fees payable	174,068
Administration fee payable	60,920
Facility fees payable	39,853
Board of Directors’ and Fund Officers’ compensation payable	22,752
Other liabilities	231,411

Total liabilities	21,968,429

NET ASSETS	$519,396,411

Net Capital*	$490,367,580
Net accumulated unrealized appreciation on investments in Investment Funds	29,028,831

MEMBERS’ CAPITAL	$519,396,411

*	Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Investment Funds.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2013

Investment Funds*	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Investment Fund***	First Available Redemption Date ****	Liquidity*****

Distressed

Anchorage Capital Partners Ltd.	1/1/2013	$20,035,815	$22,997,184	4.43%	0.38%	N/A	Annually
Anchorage Capital Partners, L.P. (a)	8/1/2006	50,575	38,583	0.01%	0.00%	N/A	(2)
Blue Mountain Credit Ltd.	1/1/2013	17,351,421	18,362,941	3.53%	0.30%	N/A	Quarterly
Fortress Value Recovery Fund, LLC (b)	1/1/2006	4,300,000	572,217	0.11%	0.35%	N/A	(1)
Greywolf Capital Partners II, L.P. (a)	9/1/2007	85,035	54,026	0.01%	0.02%	N/A	(2)
GSO Liquidity Partners, L.P.	3/1/2008	4,935	5,192	0.00%	0.28%	N/A	(3)
Harbinger Capital Partners Sp. Situations Fund, L.P. (a)	7/1/2007	6,182,068	1,792,923	0.34%	0.56%	N/A	(1)
Highland Crusader Fund, L.P.	8/1/2005	952,655	1,441,011	0.28%	1.31%	N/A	(4)
King Street Capital, L.P. (a)	1/1/2003	659,370	1,021,647	0.20%	0.02%	N/A	(2)
King Street Ltd. (a)	1/1/2013	2,905,147	3,155,985	0.61%	0.03%	N/A	Quarterly
Marathon Distressed Subprime Fund, L.P.	1/1/2008	1,086	3,763	0.00%	0.38%	N/A	(3)
Redwood Domestic Fund, L.P. (a)	1/1/2003	86,527	207,317	0.04%	0.01%	N/A	(2)
Redwood Offshore Fund Ltd. (a)	1/1/2013	16,002,361	17,821,862	3.43%	0.59%	N/A	Bi-annually
Silver Point Capital Fund, L.P. (a)	1/1/2003	384,015	834,010	0.16%	0.03%	N/A	(2)
Silver Point Capital Offshore Fund Ltd.	7/1/2012	14,755,241	17,201,837	3.31%	0.34%	N/A	Annually

Total Distressed		83,756,251	85,510,498	16.46%

Event Driven

Elliott International Ltd.	1/1/2013	25,242,332	27,449,060	5.29%	0.18%	1/1/2015	Quarterly
Magnetar Capital, L.P. (a)	7/1/2007	987,514	1,323,156	0.25%	1.38%	N/A	(2)
Perry International Inc.	1/1/2013	13,825,272	15,771,022	3.03%	0.26%	N/A	Quarterly
Perry Partners, L.P. (a)	1/1/2003	1,520	7,053	0.00%	0.00%	N/A	(2)
Seneca Capital SLV, L.P. (a)	1/1/2013	352,062	369,561	0.07%	1.85%	N/A	(5)
Seneca Capital, L.P.	1/1/2003	65,300	86,138	0.02%	0.02%	N/A	(2)

Total Event Driven		40,474,000	45,005,990	8.66%

Long and/or Short Equity
AKO Fund Limited	1/1/2013	13,374,936	13,929,601	2.68%	0.47%	N/A	Quarterly
Black Bear Fund I, L.P.	1/1/2003	67,788	177,275	0.03%	0.89%	N/A	(5)
Broad Peak Fund, L.P. (a)	7/1/2007	37,013	37,610	0.01%	1.11%	N/A	(2)
Brookside Capital Partners Fund, L.P. (a)	10/1/2009	88,491	66,736	0.01%	0.00%	N/A	(2)
Citadel Global Equities Fund Ltd.	10/1/2012	4,650,000	5,086,412	0.98%	0.23%	N/A	Monthly

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (continued) (unaudited)

September 30, 2013

Investment Funds* (continued)	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Investment Fund***	First Available Redemption Date ****	Liquidity*****

Long and/or Short Equity (continued)

Conatus Capital Ltd.	1/1/2013	$14,103,129	$15,786,660	3.04%	1.02%	N/A	Quarterly
Discovery Global Opp Offshore Fund Ltd.	2/1/2013	23,150,000	23,745,345	4.57%	0.29%	N/A	Quarterly
Egerton European Dollar Fund Ltd.	10/1/2011	10,850,729	15,294,470	2.95%	0.75%	N/A	Monthly
Encompass Capital Fund Offshore Ltd.	8/1/2012	16,200,000	16,477,809	3.17%	4.51%	N/A	Quarterly
Greenlight Qualified Ltd.	1/1/2013	7,407,615	8,272,775	1.59%	1.00%	N/A	Annually
Impala Fund Ltd.	1/1/2013	23,889,653	25,739,003	4.96%	2.47%	N/A	Quarterly
Montrica Global Opportunities Fund, L.P. (a)	8/1/2007	143,781	62,151	0.01%	0.78%	N/A	(2)
Passport Global Strategies III, Ltd.	1/1/2010	479,302	103,717	0.02%	0.66%	N/A	(5)
SEG Partners Offshore, Ltd.	3/1/2013	15,900,000	17,330,217	3.34%	1.89%	N/A	Quarterly
							Quarterly -
Tremblant Ltd.	1/1/2013	22,746,166	25,961,444	5.00%	2.85%	N/A	Bi-annually
Viking Global Equities III Ltd.	1/1/2013	5,607,373	6,340,516	1.22%	0.05%	N/A	Monthly

Total Long and/or Short Equity		158,695,976	174,411,741	33.58%

Multi-Arbitrage

Astenbeck Offshore Commodities Fund II Ltd.	2/1/2013	12,900,000	11,989,240	2.31%	0.76%	N/A	Monthly
Canyon Balanced Fund Ltd.	1/1/2013	23,421,029	27,028,350	5.20%	2.19%	N/A	Quarterly
Canyon Value Realization Fund, L.P. (a)	1/1/2003	119,817	216,025	0.04%	0.01%	N/A	(2)
CCP Quantitative Fund Ltd.	12/1/2012	15,300,000	11,365,628	2.19%	0.58%	N/A	Monthly
Chenavari Multi Strategy Fund Ltd.	6/1/2013	20,750,000	21,471,245	4.13%	14.71%	9/1/2014	Monthly
Citadel Kensington Ltd.	3/1/2013	26,750,000	28,687,624	5.52%	0.60%	N/A	Quarterly
Element Capital Feeder Fund Ltd.	4/1/2012	17,843,674	20,162,810	3.88%	0.59%	N/A	Quarterly
Fortress Asia	5/1/2013	19,800,000	20,103,300	3.88%	1.35%	N/A	Quarterly
HBK Corporate Feeder Fund Ltd.	1/1/2013	10,077,252	10,622,325	2.05%	0.21%	N/A	Quarterly
Magnetar Constellation Fund, Ltd.	4/1/2012	19,400,000	22,117,869	4.26%	1.05%	N/A	Quarterly
OZ Domestic Partners, L.P. (a)	1/1/2003	764,386	1,238,170	0.24%	0.11%	N/A	(2)
Stark Investments, L.P. (a)	1/1/2003	1,163,171	1,190,970	0.23%	0.58%	N/A	(2)
Stark Select Asset Fund LLC	1/1/2010	379,613	379,660	0.07%	0.67%	N/A	(5)

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (continued) (unaudited)

September 30, 2013

Investment Funds* (continued)	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Investment Fund***	First Available Redemption Date ****	Liquidity*****

Multi-Arbitrage (continued)

Viridian Fund, Ltd.	1/1/2012	$10,795,272	$9,917,827	1.91%	3.90%	N/A	Quarterly

Total Multi-Arbitrage		179,464,214	186,491,043	35.91%

Total Investments in Investment Funds		$462,390,441	$491,419,272	94.61%

Other Assets, Less Liabilities			$27,977,139	5.39%

Members’ Capital			$519,396,411	100.00%

The Master Fund’s (as defined in the Organization note) investments in the Investment Funds shown above, representing 94.61% of Members’ Capital have been fair valued in accordance with procedures established by the Board of Directors of the Master Fund.

The Master Fund’s investments on September 30, 2013 are summarized below based on the investment strategy of each specific Investment Fund.

Investment Strategy	% of Total Investments in Investment Funds

Multi-Arbitrage	37.95%
Long and/or Short Equity	35.49
Distressed	17.40
Event Driven	9.16

Total	100.00%

* Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

** See definition in the Portfolio Valuation note.

*** Based on the most recently available information provided by each Investment Fund.

**** From original investment date (excludes side pockets).

***** Available frequency of redemptions after initial lock-up period.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (continued) (unaudited)

September 30, 2013

N/A Initial lock-up period that has expired prior to September 30, 2013, has a lock-up that expires prior to the next liquidity date, or the Investment Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a) A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)	Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1) The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner. The full liquidation is expected to take two to four years or longer.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(3) Finite lived Investment Funds in which redemptions are not permitted during the investment period of the Investment Fund. Cash proceeds are distributed to limited partners as the Investment Fund’s investments are realized after the investment period.

(4) The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(5) The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2013

EXPENSES

Advisory fee	$2,614,860
Professional fees	362,622
Board of Directors’ and Fund Officers’ compensation	202,704
Administration fee	115,662
Insurance fees	95,330
Facility fees	82,245
Interest expense	14,438
Adviser out-of-pocket expenses	12,500
Other expenses	68,817

Total expenses	3,569,178

Net investment loss	(3,569,178)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments in Investment Funds	10,607,630
Current income tax expense	(418,814)

Net realized gain, net of taxes	10,188,816
Net change in accumulated unrealized appreciation on investments in Investment
Funds	9,215,954
Deferred income tax expense	(957,765)

Net change in unrealized appreciation, net of taxes	8,258,189

Net realized and unrealized gain on investments	18,447,005

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$14,877,827

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2012	$561,891,323

Members’ subscriptions	118,283,765

Members’ interests repurchased	(200,106,066)

Net decrease in Members’ Capital resulting from capital transactions	(81,822,301)

Net investment loss	(7,479,024)

Net realized gain from investments	94,607,670

Net change in accumulated unrealized depreciation on investments	(52,345,667)

Net increase in Members’ Capital resulting from operations	34,782,979

Members’ Capital, March 31, 2013	514,852,001

Members’ subscriptions	18,558,650

Members’ interests repurchased	(28,892,067)

Net decrease in Members’ Capital resulting from capital transactions	(10,333,417)

Net investment loss	(3,569,178)

Net realized gain, net of taxes	10,188,816

Net change in unrealized appreciation, net of taxes	8,258,189

Net increase in Members’ Capital resulting from operations	14,877,827

Members’ Capital, September 30, 2013 (unaudited)	$519,396,411

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members’ Capital resulting from operations	$14,877,827
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Net change in unrealized appreciation, net of taxes	(8,258,189)
Net realized gain, net of taxes	(10,188,816)
Purchases of Investment Funds	(86,400,630)
Proceeds from Investment Funds	98,129,922
(Increase)/Decrease in operating assets:
Subscription receivable	(25,000)
Prepaid insurance	(59,330)
Other assets	(13,606)

Increase/(Decrease) in operating liabilities:
Advisory fee payable	(13,035)
Professional fees payable	(7,246)
Administration fee payable	24,440
Board of Directors’ and Fund Officers’ compensation payable	22,752
Interest payable	(18,958)
Facility fees payable	2,135
Other liabilities	(94,027)

Net Cash Provided by Operating Activities	7,978,239

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	19,540,213
Payments for Members’ interests repurchased	(36,217,046)
Proceeds from bank note	5,500,000
Payments on bank note	(5,500,000)

Net Cash Used in Financing Activities	(16,676,833)

Net decrease in cash and cash equivalents	(8,698,594)

Cash and cash equivalents at beginning of period	10,284,238

Cash and cash equivalents at end of period	$1,585,644

Supplementary Disclosure of Cash Flow Information

Cash paid during the year for interest	$33,396

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods         indicated:

	For the Six Months Ended September 30, 2013*		Years Ended March 31,
	(unaudited)		2013		2012		2011		2010**		2009
Ratios to average Members’ Capital:(a)

Net investment loss - prior to incentive allocation, net of waivers: (b)	(1.37%)		(1.37%)		(1.32%)		(1.18%)		(1.23%)		(1.11%)
Incentive Allocation:	0.00%	(d)	0.00%	(d)	0.00%	(d)	0.00%	(d)	(0.08%)	(c)	0.00%	(c)

Net investment loss - net of incentive allocation, net of waivers: (b)	(1.37%)		(1.37%)		(1.32%)		(1.18%)		(1.31%)		(1.11%)

Expenses: (b)	1.37%		1.37%		1.32%		1.20%		1.24%		1.28%
Incentive allocation:	0.00%	(d)	0.00%	(d)	0.00%	(d)	0.00%	(d)	0.08%	(c)	0.00%	(c)

Total expenses and incentive allocation:	1.37%		1.37%		1.32%		1.20%		1.32%		1.28%

Total return - prior to incentive allocation: (e)	2.89%		6.78%		(0.54%)		7.59%		17.71%		(18.64%)
Incentive allocation:	0.00%	(d)	0.00%	(d)	0.00%	(d)	0.00%	(d)	(0.08%)	(c)	0.00%	(c)

Total return - net of incentive allocation: (e)	2.89%		6.78%		(0.54%)		7.59%		17.63%		(18.64%)

Portfolio turnover rate: (f)	14.85%		86.35%	(g)	21.75%		27.82%		20.41%		16.36%

Members’ Capital, end of period ($000)	$519,396		$514,852		$561,891		$534,491		$487,518		$451,395

*	The ratios, excluding portfolio turnover rate and total return, for this period have been annualized

**	The Master Fund reorganized into a “master/feeder” structure during this period.

(a)	Average Members’ Capital is determined using the net assets at the end of each month during the period.

(b)

Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations, range from 0.37% to 5.82% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 25% of profits earned (unaudited).

(c)

Calculated based on the amount reallocable to the Special Members for the period indicated, had the measurement period for incentive allocation closed on the dates indicated (not annualized). Calculation period for 2010 period displayed began April 1, 2009 and ended December 31, 2009.

(d)	As of January 1, 2010, the Incentive Allocation was eliminated (see Note 6).

(e)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(f)	The ratio excludes in-kind transactions.

(g)	The ratio calculation reflects the transition of the Master Fund domestic limited partnership limited vehicles to offshore corporations, or similar vehicles as discussed in Note 1.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2013

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The Master Fund commenced operations on January 1, 2003 and has many of the features of a private investment fund.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 25 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the Master Fund will be achieved.

On January 1, 2010, pursuant to member approval, the Master Fund was reorganized into a “master/feeder” investment structure (the “Reorganization”). Effective as of the close of business on that date, the Master Fund became a master fund, and members of the Master Fund contributed their interests to a new entity, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”), in exchange for interests in the TI 1 Fund. The TI 1 Fund in turn invested substantially all of its assets into the Master Fund. The TI 1 Fund had no assets, liabilities, or operations prior to the Reorganization.

The TI 1 Fund, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) and Grosvenor Registered Multi-Strategy Fund (W), LLC (the “W Fund”) are each a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and the W Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

On January 1, 2013, the Master Fund transferred certain investments in exchange for membership interests in the GRF Domestic Sub-Fund, LLC (the “Sub-Fund”), a Delaware limited liability company, with the same investment adviser as the Master Fund. The aggregate cost basis and fair value of those investments that were transferred to the Sub-Fund were $43,445,078 and $44,583,297, respectively. No realized gain or loss was recognized by the Master Fund as a result of the transfer. The Sub-Fund then became a wholly owned subsidiary of the Master Fund.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

1. Organization (continued)

Effective January 1, 2013, the TI 1 and TI 2 Funds intended to make the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”) as opposed to a partnership issuing a Schedule K-1. For tax and regulatory reasons related to such an election, the Master Fund has transitioned its investments previously held in underlying Investment Funds organized as domestic limited partnership vehicles, excluding those transferred to the aforementioned Sub-Fund, to Investment Funds organized as offshore corporations or similar vehicles.

Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser is responsible for providing all portfolio management and investment advisory services for the Master Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund (the “Board”).

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation.

BNY Mellon Investment Servicing Trust Company provides custodial services for the Master Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the Master Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services.

As of September 30, 2013, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 76.18%, the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 23.80% and the W Fund’s ownership of the Master Fund’s Members’ Capital was 0.02%.

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

2. Summary of Significant Accounting Policies

a. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established to primarily hold and manage certain illiquid Investment Funds. As of September 30, 2013, the Master Fund owns 100% of the Sub-Fund. The Master Fund’s pro rata share of its investment in the Sub-Fund, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

b. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

c. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers and general operating expenses of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; advisory fees; advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

d. Income Taxes

As a limited liability company that is treated as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the Master Fund. Each Member is individually required to report on its own tax return its share of the Master Fund’s taxable income or loss. The Master Fund has a tax year end of October 31.

The Sub-Fund will be taxed as a corporation, separate from the Master Fund. As a corporation, the Sub-Fund will be obligated to pay U.S. federal and state income tax on taxable income. Currently, the maximum marginal regular U.S. federal income tax rate for a corporation is 35 percent.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

The Sub-Fund’s tax expense or benefit is included on the Consolidated Statement of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of Investment Funds for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to the taxable income in the years such temporary differences are realized or otherwise settled.

The U.S. federal income tax basis of the Master Fund’s investments in the Investment Funds for federal income tax purposes is based on its direct investments in passive foreign investment companies (“PFIC”) and in the Sub-Fund. The tax basis of the Investment Funds at September 30, 2013 for federal tax purposes is $439,774,943, and net unrealized appreciation for U.S. federal income tax purposes was $58,553,538 (gross unrealized appreciation $69,862,932; gross unrealized depreciation $11,309,394).

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Master Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Master Fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The returns are subject to examination by the relevant taxing authorities until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, the Adviser has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years’ returns or expected to be taken on the tax return for the tax year ended October 31, 2013. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2013, the Master Fund did not incur any interest or penalties.

e. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and withdrawals from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

f. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each fiscal period are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2013, would be reflected as repurchase of Members’ interests payable at September 30, 2013.

The Master Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members’ Capital.

Cash and cash equivalents consist of amounts maintained in a The Bank of New York Mellon interest-bearing account. Interest income is recorded on the accrual basis. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2013, the Master Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of The Bank of New York Mellon in an attempt to mitigate risk of loss.

3. Portfolio Valuation

The net asset value (“NAV”) of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Investment Funds subject to the oversight by the Board.

The Master Fund Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the NAV of the Master Fund’s investment in the Investment Funds as determined by Investment Fund’s general partner or investment manager. If no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. Generally, the NAVs of the investments in the Investment Funds are determined whereby the Master Fund records the investment and subsequent subscriptions at its acquisition cost, which represents its fair value at the time of subscription. The investment is adjusted to reflect the Master Fund’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

3. Portfolio Valuation (continued)

The Investment Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from the sale or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid non-marketable securities varies across the Investment Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the Consolidated Statement of Operations is net of fees and performance-based compensation payable to the investment managers of the Investment Funds.

Some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2013, the Master Fund’s investments in side pockets and special liquidating vehicles represented 2.17% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to individual Investment Funds as of September 30, 2013 are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

3. Portfolio Valuation (continued)

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
•	Level 2 — Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates. The Master Fund applies the authoritative guidance under GAAP for estimating the fair value of investments in the Investment Funds that have calculated their NAVs in accordance with the specialized accounting guidance for investment companies. Accordingly, the Master Fund estimates the fair value of an investment in an Investment Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (e.g. observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Investment Fund, and the length of time until the investment will become redeemable, is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. Investment Fund investment lots that have observable market inputs (e.g. published NAVs) and that the Master Fund has the ability to redeem from within twelve months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Master Fund’s investments in the Investment Funds that have unobservable inputs and/or from which the Master Fund does not have the ability to redeem within twelve months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these investments, the Master Fund uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments. Although the Master Fund does not have the ability to redeem from the Investment Funds classified in Level 3 of the fair value hierarchy within twelve months of the measurement date, these Investment Funds may transact with other investors at the NAV of the investment (or its equivalent).

In accordance with these valuation policies, the Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine their judgment regarding: (i) their selection of Investment Funds for the Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

3. Portfolio Valuation (continued)

Such reports currently consist of historical simulation analyses, historical simulation stress test analyses, forward-looking analyses, look-through exposure analyses and portfolio liquidity analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) a better alternative for investing the capital invested in such strategy; (ii) a change in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) a change in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and stays in frequent communication with investment managers of Investment Funds to review the performance of the Investment Funds managed by such investment managers and to discuss such investment managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, investment managers of Investment Funds typically provide summary-level risk statistics with respect to the invested positions and risk profile of their Investment Funds. Included in these statistics is information related to the Investment Fund’s long, short, gross, and net position by strategy, leverage and geographic exposure. The information set provided by investment managers of Investment Funds varies depending upon their strategy focus and investment style. These summary-level risk statistics are augmented through on-going conversations with the investment managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

In certain circumstances, the Adviser may make adjustments to the reported NAV of an Investment Fund when it believes that the reported NAV is not representative of fair value. For any Investment Fund investments which the Master Fund will incur redemption or liquidation charges, the reported net asset value is adjusted by the applicable redemption or liquidation charge when such charge becomes fixed and determinable. As of September 30, 2013, approximately $1.4 million, or 4.76%, of investments in Investment Funds classified in Level 3 of the fair value hierarchy were fair valued using such approach.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

3. Portfolio Valuation (continued)

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at September 30, 2013:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2013
Investment Funds
Distressed	$–	$61,666,951	$23,843,547	$85,510,498
Event Driven	–	43,220,082	1,785,908	45,005,990
Long and/or Short Equity	–	172,798,965	1,612,776	174,411,741
Multi-Arbitrage	–	183,466,218	3,024,825	186,491,043
Total Investment Funds	$–	$461,152,216	$30,267,056	$491,419,272

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers into and out of Level 2 and Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the six months ended September 30, 2013.

The following table includes a roll-forward of the amounts for the six months ended September 30, 2013 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Distressed	Event Driven	Long and/or Short Equity	Multi- Arbitrage	Total
Balance as of March 31, 2013	$6,040,019	$2,485,057	$507,207	$3,555,759	$12,588,042
Transfer from Level 2*	16,780,955	–	1,023,703	–	17,804,658
Net realized gain / (loss)	116,421	134,281	(74,250)	201,693	378,145
Net change in unrealized appreciation / depreciation	1,217,399	(52,250)	188,529	27,493	1,381,171
Purchases	–	26,322	–	36,113	62,435
Sales	(311,247)	(807,502)	(32,413)	(687,390)	(1,838,552)
Transfer into Level 2**	–	–	–	(108,843)	(108,843)
Balance as of September 30, 2013	$23,843,547	$1,785,908	$1,612,776	$3,024,825	$30,267,056

*

Transfers include investments in Portfolio Funds that were previously categorized as Level 2 investments, with a fair value of $17,804,658, which have been re-classified as Level 3 for the six months September 30, 2013. Such transfers were primarily the result of the Master Fund’s election to invest in select share classes and the Master Fund’s inability to redeem from those investments within twelve months of the balance sheet date.

**

Transfers include investments in Investment Funds that were previously categorized as Level 3 investments, with a fair value of $108,843, which have been re-classified as Level 2 for the six months September 30, 2013. Such transfers were primarily the result of the changes in redemption terms and the Master Fund’s ability to redeem from these investments within twelve months of the balance sheet date.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

3. Portfolio Valuation (continued)

The net realized and unrealized gains (losses) in the table above are reflected in the accompanying Consolidated Statement of Operations. Net change in unrealized appreciation for the six months ended September 30, 2013 for Level 3 investments held by the Master Fund as of September 30, 2013 was an increase of $2,321,582 as shown in the table below:

Investments in Investment Funds	Net change in unrealized appreciation
Distressed	$ 1,867,274
Event Driven	82,031
Long and/or Short Equity	114,280
Multi-Arbitrage	257,997
Total	$ 2,321,582

The Master Fund follows authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, generally represents the fair value of the investments. A listing of the investments held by the Master Fund and their attributes as of September 30, 2013, that may qualify for these valuations are shown in the table below.

Investment Category	Fair Value	Redemption Frequency	Notice Period	Redemption Restrictions and Terms*
Distressed (a)	$85,510,498	Quarterly - Bi - annually	60 – 93 Days	0-2 years. Side pocket & liquidating vehicle arrangements exist for 7%** of the Investment Funds.

Event Driven (b)	$45,005,990	Quarterly	60 – 90 Days	0-1 years. Side pocket & liquidating vehicle arrangements exist for 4%** of the Investment Funds.

Long and/or Short Equity (c)	$174,411,741	Monthly - Bi - annually	30 – 90 Days	0-1 years. Side pocket & liquidating vehicle arrangements exist for 1%** of the Investment Funds.

Multi-Arbitrage (d)	$186,491,043	Monthly -Annually	30 – 90 Days	0-2 years. Side pocket & liquidating vehicle arrangements exist for 2%** of the Investment Funds.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

3. Portfolio Valuation (continued)

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects fair value of investments in each respective investment category.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Investment Funds, would generally be the NAV as provided by the Investment Fund or its administrator. For each of the classes below, the fair value of the Investment Funds has been estimated based upon the NAV of the Investment Funds, subject to adjustments by the Adviser if deemed necessary.

(a) Distressed Securities This class includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of September 30, 2013, the Master Fund had no unfunded capital commitments to the Investment Funds within this strategy.

(b) Event Driven This class includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of September 30, 2013, the Master Fund had no unfunded capital commitments to the Investment Funds within this strategy.

(c) Long and/or Short Equities This class includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of September 30, 2013, the Master Fund had no unfunded capital commitments to the Investment Funds within this strategy.

(d) Multi-Arbitrage This class includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of September 30, 2013, the Master Fund had no unfunded capital commitments to the Investment Funds within this strategy.

As of September 30, 2013, the Master Fund had investments in 50 Investment Funds. The Master Fund, as an investor in these Investment Funds is charged management fees of up to 3% (per annum) of the NAV of its ownership interests in the Investment Funds, as well as incentive fees or allocations of up to 20% of net profits earned that are attributable to the Master Fund’s ownership interests in such Investment Funds. The Master Fund also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the six months ended September 30, 2013, ranged from approximately 0.37% to 10.02% of the Master Fund’s average invested capital in each Investment Fund. Incentive fees or

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

3. Portfolio Valuation (continued)

allocations ranged from approximately 0.00% to 6.18% of the Master Fund’s average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Master Fund’s assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. The ranges were not audited by the Master Fund’s independent registered public accounting firm.

For the six months ended September 30, 2013, aggregate purchases and sales of the Investment Funds amounted to $72,650,630 and $73,226,955, respectively.

4. Capital Commitments of the Master Fund to the Investment Funds

As of September 30, 2013, the Master Fund had no unfunded capital commitments to the Investment Funds.

5. Credit Facility

The Master Fund has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on August 19, 2014. The Facility contains annual renewal provisions. Under the terms of the Facility, the Master Fund can draw up to $28,000,000 of the net asset value of the Master Fund subject to a combined maximum amount of $300,000,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets and Liabilities, represents a borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2013, the Master Fund has no outstanding line of credit payable.

6. Advisory Fee

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2013, the Advisory Fee was $2,614,860. The Adviser is also reimbursed by the Master Fund for out-of-pocket expenses incurred by the Adviser related to the Master Fund, up to an annual limit of $25,000.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

7. Incentive Allocation

As part of the Reorganization, the incentive allocation was eliminated as of January 1, 2010. Prior to the Reorganization, an incentive allocation was calculated with respect to each Member on the last business day of a calendar year and upon repurchase of all or any portion of such Investor’s Interest (an “Incentive Period”). An Incentive Period for each Member’s Interest started immediately following the preceding Incentive Period and ended on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Member’s Interest; (iii) the withdrawal of the Adviser or a subadviser (collectively the “Special Members”) in connection with such party ceasing to serve as Adviser or a subadviser to the Master Fund; or (iv) the dissolution of the Master Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equaled 10% of the amount, if any, in excess of (a) profit net of losses (after taking into account expenses, including the advisory fee paid by the Master Fund) allocated to each Member’s capital account for such Incentive Period over (b) the greater of (i) the Member’s Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Member’s Loss Carryforward as of the end of the prior Incentive Period.

A Member’s “Loss Carryforward” for the initial Incentive Period was zero and for each Incentive Period thereafter was equal to the Member’s Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period.

The “Hurdle Rate Amount” is the return a Member would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional subscriptions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period.

In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Member was treated as having two independent Interests in the Master Fund, one of which was being repurchased in its entirety. Allocations to the Member and subscriptions made by the Member during the Incentive Period prior to such repurchase, and the Member’s opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, were allocated between the two Interests in proportion to the portion of the Member’s Interest that was repurchased.

8. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons”, as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $40,000 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors and Fund Officers is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

8. Related Party Transactions (continued)

thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The Master Fund incurred $202,704 of Independent Directors’ and Fund Officers’ Compensation fees for the six months ended September 30, 2013, of which $22,752 was payable as of September 30, 2013. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Consolidated Statement of Operations.

9. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund.

Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2013

9. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks (continued)

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

10. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

11. Subsequent Events

The Master Fund has evaluated all subsequent events through the date these consolidated financial statements were issued and noted the following:

On September 27, 2013, the Master Fund announced a tender offer to repurchase up to $77,000,000 of outstanding Interests from Members. The net asset value of the Interests will be calculated for this purpose on December 31, 2013. The tender offer expired October 25, 2013.

Subsequent to September 30, 2013, the Master Fund received additional capital subscriptions from the Feeder Funds in the amount of $4,188,750.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	November 29, 2013
Scott J. Lederman

By:	/s/ Zachary D. Weber	Chief Financial Officer and Treasurer	November 29, 2013
Zachary D. Weber